Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Components of Net Periodic Pension Cost
Components of net periodic pension cost included in the accompanying Consolidated Statements of Operations were as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Service costs	$0.4	$0.4	$0.4
Interest cost	0.7	0.7	0.8
Expected return on plan assets	(0.3)	(0.2)	(0.3)
Amortization of unrecognized losses	0.5	0.6	0.2
Pension expense	$1.3	$1.5	$1.1

Funded Status of the Plans	The funded status of the plans is as follows:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Change in benefit obligation:
Projected benefit obligation at beginning of year	$38.6	$34.4	$31.6
Service cost	0.4	0.4	0.4
Interest cost	0.7	0.7	0.8
Benefits paid	(1.2)	(1.0)	(0.8)
Actuarial (gain) loss	(2.0)	(0.4)	5.3
Effect of pension plan curtailment	(0.4)	—	—
Foreign currency translation adjustments	(1.6)	4.5	(2.9)
Projected benefit obligation at end of year	$34.5	$38.6	$34.4
Change in plans assets:
Fair value of plan assets at beginning of year	$6.9	$5.9	$5.7
Employer contributions	0.1	0.2	0.5
Actual return on plan assets	(0.2)	0.5	1.0
Benefits paid	(0.4)	(0.3)	(0.1)
Foreign currency translation adjustments	(0.3)	0.6	(1.2)
Fair value of plan assets at end of year	$6.1	$6.9	$5.9
Underfunded status	$28.4	$31.7	$28.5

Amounts Recognized in the Consolidated Balance Sheets
Amounts recognized in the Consolidated Balance Sheets consisted of:

	December 31,
	2018	2017
	(in millions)
Current accrued pension liabilities	$0.8	$0.8
Noncurrent accrued pension liabilities	27.6	30.9
Accumulated other comprehensive loss	(5.2)	(7.2)

Estimated Future Benefit Payments	Estimated future benefit payments from the defined benefit plans, including the effects of future service, are as follows (in millions):

2019	$1.0
2020	1.1
2021	1.1
2022	1.2
2023	1.2
2024 – 2028	7.1

Weighted-Average Actuarial Assumptions Used
The following table presents the weighted-average actuarial assumptions used to determine pension cost for the Company’s defined benefit plans:

	Year Ended December 31,
	2018	2017	2016
Discount rate	1.87%	1.80%	2.71%
Expected long-term rate of return on plan assets	3.68%	3.69%	4.72%
Rate of expected increase in future compensation levels	3.56%	3.49%	3.45%
The following table presents the weighted-average actuarial assumptions used to determine the projected benefit obligation for the Company’s defined benefit plans:

	December 31,
	2018	2017
Discount rate	1.94%	1.75%
Rate of expected increase in future compensation levels	3.50%	3.43%

Plan Assets at Fair Value, By Fair Value Hierarchy
The following table sets forth the plans assets at fair value as of December 31, 2018 and 2017:

	December 31,
	2018	2017
	(in millions)
Investments with fair values measured at net asset value:
Common/Collective trusts:
Equity	$2.9	$3.4
Corporate and government bonds	3.0	3.3
Cash equivalents and other	0.2	0.2
Total pension assets at fair value	$6.1	$6.9